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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-76407

Supplement dated May 9, 2003

                           DAVIS REAL ESTATE PORTFOLIO
                                   A SERIES OF
                        DAVIS VARIABLE ACCOUNT FUND, INC.
                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2003

FEES AND EXPENSES OF DAVIS REAL ESTATE PORTFOLIO

SHAREHOLDER FEES
paid directly from your investment

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Maximum sales charge (load) imposed on purchases                            None
  as a percentage of offering price
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Maximum deferred sales charge (load) imposed on redemptions
  as a percentage of the lesser of the net asset value of the shares        None
  redeemed or the total cost of such shares
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DAVIS REAL ESTATE PORTFOLIO
ANNUAL OPERATING EXPENSES
deducted from the fund's assets

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Management Fees                                   0.75%
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Distribution (12b-1) Fees                         0.00%
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Other Expenses                                    0.35%
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Total Annual Operating Expenses                   1.10%
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Expense Reimbursement                             0.10%
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Net Expenses(1)                                   1.00%
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These expenses reflect operations for the year ended December 31, 2002

(1) Davis Advisors is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual fund operating expenses at 1% until May 1, 2004; after that date, there is no assurance that expenses will be capped.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs based on these assumptions would be:

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IF YOU SELL YOUR SHARES IN...        1 YEAR     3 YEARS     5 YEARS     10 YEARS
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Davis Real Estate Portfolio           $102        $318        $552       $1,225
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